STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) (Common Stock [Member], USD $)	3 Months Ended		5 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Common Stock [Member]
Issuance Of Common Stock In October And November 2011			$ 0.61
Issuance Of Common Stock In October 2011			$ 0.61
Issuance Of Common Stock In November 2011			$ 0.61
Issuance Of Common Stock In December 2011			$ 0.62
Issuance Of Common Stock In February And March 2012				$ 0.63
Issuance Of Common Stock In February 2012				$ 0.63
Issuance Of Common Stock In March 2012 One			$ 0.63
Issuance Of Common Stock In March 2012 Two			$ 0.63
Issuance Of Common Stock And Warrants In August 2012				$ 1.00
Issuance Of Common Stock In September And October 2012				$ 1.50
Issuance Of Common Stock In September 2012				$ 1.50
Issuance Of Common Stock In October 2012			$ 1.50
Issuance Of Common Stock And Warrants In February 2013		$ 1.00
Issuance Of Common Stock And Warrants In April And May 2013	$ 2.50
Issuance Of Common Stock And Warrants In June 2013	$ 1.00